PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,906	€ 2,056
Additions	233	228
Disposals	(4)	(3)
Depreciation expense	(253)	(249)
Impairment		(42)
Transfer and other changes	(7)	(4)
Effect of changes in foreign exchange rates	73	(80)
Ending balance	1,948	1,906
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,260
Ending balance	3,577	3,260
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,354)
Ending balance	(1,629)	(1,354)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20	19
Additions	0	0
Disposals	0	0
Depreciation expense	(1)	(1)
Impairment		0
Transfer and other changes	1	3
Effect of changes in foreign exchange rates	1	(1)
Ending balance	21	20
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35
Ending balance	38	35
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15)
Ending balance	(17)	(15)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	379	366
Additions	6	20
Disposals	(1)	0
Depreciation expense	(27)	(27)
Impairment		(6)
Transfer and other changes	5	38
Effect of changes in foreign exchange rates	12	(12)
Ending balance	374	379
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	559
Ending balance	590	559
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(180)
Ending balance	(216)	(180)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,361	1,451
Additions	52	76
Disposals	(2)	(3)
Depreciation expense	(210)	(211)
Impairment		(28)
Transfer and other changes	153	139
Effect of changes in foreign exchange rates	57	(63)
Ending balance	1,411	1,361
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,473
Ending balance	2,750	2,473
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,112)
Ending balance	(1,339)	(1,112)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	132	203
Additions	169	129
Disposals	0	0
Depreciation expense	(3)
Impairment		(8)
Transfer and other changes	(174)	(189)
Effect of changes in foreign exchange rates	3	(3)
Ending balance	127	132
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	145
Ending balance	142	145
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13)
Ending balance	(15)	(13)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14	17
Additions	6	3
Disposals	(1)	0
Depreciation expense	(12)	(10)
Impairment		0
Transfer and other changes	8	5
Effect of changes in foreign exchange rates	0	(1)
Ending balance	15	14
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48
Ending balance	57	48
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(34)
Ending balance	€ (42)	€ (34)